SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share options activity
Granted	0	0
CIH | Employees and Directors
Share options activity
Outstanding at the beginning of the year	5,871,785	6,247,265	6,725,855
Forfeited	(18,980)	(99,620)	(93,160)
Expired	(145,730)	(275,620)	(363,430)
Exercised		(240)	(22,000)
Outstanding at the end of the year	5,707,075	5,871,785	6,247,265	6,725,855
Vested and expected to vest at the end of the year	5,707,075	5,871,785	6,247,265
Exercisable at the end of the year	5,707,075	5,637,960	5,792,080
Weighted Average Exercise Price
Outstanding, Beginning of year	$ 3.82	$ 3.83	$ 3.97
Forfeited	6.46	3.71	2.3
Expired	5.54	3.99	6.7
Exercised		6.1	5.37
Outstanding, End of year	3.71	3.82	3.83	$ 3.97
Vested and expected to vest, End of year	3.71	3.82	3.83
Exercisable, End of year	$ 3.71	$ 3.86	$ 3.97
Weighted Average Remaining Contractual Term
Outstanding	5 years 21 days	5 years 6 months 25 days	6 years 5 months 15 days	4 years 10 months 2 days
Vested and expected to vest	5 years 21 days	5 years 6 months 25 days	6 years 5 months 15 days
Exercisable	5 years 21 days	5 years 6 months 10 days	6 years 3 months 29 days